Unique ID	JCIII LoanKey	FKID	Seller Loan Id	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
350218437	XXX	XXX	XXX	XXX	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment	HUD Incomplete due to being illegible.	NO		FL	10/XX/2003	Purchase	Owner Occ	87.34	100	34.46
350218438	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				CA	5/XX/2005	Cashout Refi	Owner Occ	70	70	50.94